Offsets	Nov. 12, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CAMECO CORP
Form or Filing Type	F-10
File Number	333-267625
Initial Filing Date	Sep. 27, 2022
Fee Offset Claimed	$ 69,751.5
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 752,443,362.5
Offset Note
(1)
The Registrant previously paid a registration fee of $139,050 with respect to the registration statement on Form
F-10
(File
No. 333-267625),
which was filed by the Registrant on September 27, 2022 (the “Prior Reg
istrati
on Statement”) pertaining to the registration of an indeterminant number of securities in an aggregate principal amount of up to $1,500,000,000 ($752,443,362.50 of which remained unsold). Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the $69,751.50 of such registration fee that remains unutilized may be offset against the total filing fee due for this Registration Statement. Accordingly, as the total filing fee required for this Registration Statement is $306,200, taking into consideration the available offset of $69,751.50 from the Prior Registration Statement, a registration fee of $236,448.50 is payable in connection with this Registration Statement. The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.

Termination / Withdrawal Statement	The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CAMECO CORP
Form or Filing Type	F-10
File Number	333-267625
Filing Date	Sep. 27, 2022
Fee Paid with Fee Offset Source	$ 139,050
Offset Note
(1)
The Registrant previously paid a registration fee of $139,050 with respect to the registration statement on Form
F-10
(File
No. 333-267625),
which was filed by the Registrant on September 27, 2022 (the “Prior Reg
istrati
on Statement”) pertaining to the registration of an indeterminant number of securities in an aggregate principal amount of up to $1,500,000,000 ($752,443,362.50 of which remained unsold). Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the $69,751.50 of such registration fee that remains unutilized may be offset against the total filing fee due for this Registration Statement. Accordingly, as the total filing fee required for this Registration Statement is $306,200, taking into consideration the available offset of $69,751.50 from the Prior Registration Statement, a registration fee of $236,448.50 is payable in connection with this Registration Statement. The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.